Note 19 - Acquisition of Advent (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Purchase Price Allocation [Table Text Block]
Inventory and contract rights:	$587,489
Deferred revenue:	(178,311)
Account payable and accrued expenses:	(79,178)
Total:	$330,000